Warrants (Details Textual) - USD ($)		1 Months Ended
	Dec. 12, 2016	Nov. 17, 2015
Securities Purchase Agreement [Member]
Warrants (Textual)
Warrants issued to purchase common stock	250,000
Exercisable price of warrants	$ 6.75
Warrants exercisable period	6 months
Consultant [Member]
Warrants (Textual)
Fair value of warrant		$ 11,400
Warrants issued to purchase common stock		3,333
Exercisable price of warrants		$ 15.00
Warrants exercisable period		3 years